                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-5970

                               CASH ACCOUNT TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois, 60606
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        4/30

Date of reporting period:       10/31/2005

ITEM 1.  REPORT TO STOCKHOLDERS

SEMIANNUAL REPORT TO SHAREHOLDERS

Cash Account
Trust

October 31, 2005

Service Shares

Money Market Portfolio

Government & Agency Securities Portfolio

Tax-Exempt Portfolio

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Information About Your Portfolio's Expenses

As an investor of a Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in your Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolios limited these expenses; had they not done so, expenses would have been higher for the Service Shares. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2005.

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Service Shares

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2005
Actual Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio
Beginning Account Value 5/1/05	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/05	$ 1,012.40	$ 1,012.30
Expenses Paid per $1,000*	$ 5.07	$ 5.07
Hypothetical 5% Fund Return	Money Market Portfolio	Government & Agency Securities Portfolio
Beginning Account Value 5/1/05	$ 1,000.00	$ 1,000.00
Ending Account Value 10/31/05	$ 1,020.16	$ 1,020.16
Expenses Paid per $1,000*	$ 5.09	$ 5.09

* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Money Market Portfolio	Government & Agency Securities Portfolio
Service Shares	1.00%	1.00%

For more information, please refer to each Portfolio's prospectus.

Service Shares

Expenses and Value of a $1,000 Investment for the six months ended October 31, 2005
Actual Fund Return*	Tax-Exempt Portfolio
Beginning Account Value 5/18/05	$ 1,000.00
Ending Account Value 10/31/05	$ 1,006.90
Expenses Paid per $1,000**	$ 4.59

* For the period May 18, 2005 (inception of class) to October 31, 2005.

** Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days since the inception of the class (May 18, 2005), then divided by 365.

Hypothetical 5% Fund Return	Tax-Exempt Portfolio
Beginning Account Value 5/1/05	$ 1,000.00
Ending Account Value 10/31/05	$ 1,020.16
Expenses Paid per $1,000***	$ 5.09

*** Expenses (hypothetical expenses if the Portfolio had been in existence from 5/1/05) are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Tax-Exempt Portfolio
Service Shares	1.00%

For more information, please refer to each Portfolio's prospectus.

Portfolio Summary

Cash Account Trust — Money Market Portfolio

Asset Allocation	10/31/05	4/30/05

Commercial Paper	40%	36%
Certificates of Deposit and Bank Notes	29%	28%
Short Term Notes	18%	11%
Repurchase Agreements	4%	4%
Time Deposits	3%	11%
US Government Sponsored Agencies+	2%	6%
Promissory Notes	1%	4%
Funding Agreements	1%	—
Asset Backed	1%	—
US Government Agency Sponsored Pass-Throughs+	1%	—
	100%	100%

+ Not backed by the full faith and credit of the US Government

Weighted Average Maturity
Cash Account Trust — Money Market Portfolio	41 days	37 days
First Tier Retail Money Fund Average*	37 days	53 days

* The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Cash Account Trust — Government & Agency Securities Portfolio

Asset Allocation	10/31/05	4/30/05

Repurchase Agreements	81%	50%
Agencies Not Backed by the Full Faith and Credit of the US Government	17%	48%
Agencies Backed by the Full Faith and Credit of the US Government	2%	2%
	100%	100%
Weighted Average Maturity
Cash Account Trust — Government & Agency Securities Portfolio	25 days	29 days
US Government & Agencies Retail Money Fund Average**	30 days	31 days

** The Fund is compared to its respective iMoney Net Category: US Government & Agencies Retail Money Fund Average — Category includes the most broadly based of the government retail funds. These funds can invest in US Treasuries, US Other, Repos, whether or not they are backed by US Treasuries and government-backed Floating Rate Notes.

Cash Account Trust — Tax-Exempt Portfolio

Asset Allocation (net of other assets and liabilities)	10/31/05	4/30/05

Municipal Investments	100%	100%
Weighted Average Maturity
Cash Account Trust — Tax-Exempt Portfolio	36 days	21 days
National Tax-Free Retail Money Fund Average***	27 days	27 days

*** The Fund is compared to its respective iMoneyNet category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio Holdings of tax-free Funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; over 6 months; AMT Paper and Other Tax-Free Holdings.

Asset allocation is subject to change. For more complete details about the Portfolios' holdings, see pages 6-23. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolios as of month end will be posted to scudder.com on the 15th day the following month.

Portfolio of Investments as of October 31, 2005 (Unaudited)

Money Market Portfolio	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 28.7%
Alliance & Leicester PLC, 3.82%, 12/15/2005	30,000,000	29,999,637
Bank of Ireland, 4.01%, 7/14/2006	10,000,000	10,000,681
Bank of Tokyo-Mitsubishi, 3.75%, 12/9/2005	75,000,000	75,000,000
Barclays Bank PLC:
3.76%, 11/1/2005	60,000,000	60,000,000
3.78%, 11/1/2005	100,000,000	100,000,000
BNP Paribas:
3.745%, 11/25/2005	70,000,000	70,000,000
3.82%, 12/15/2005	30,000,000	29,999,637
CC (USA), Inc., 3.805%, 6/22/2006	50,000,000	49,998,404
Citibank, NA, 3.74%, 12/7/2005	100,000,000	100,000,000
Credit Agricole SA:
3.735%, 11/14/2005	120,000,000	120,000,000
3.785%, 12/12/2005	60,000,000	60,000,000
Credit Suisse, 3.78%, 11/1/2005	40,000,000	40,000,000
Credit Suisse First Boston, 3.9%, 11/29/2005	50,000,000	50,000,000
Depfa Bank PLC, 3.84%, 11/7/2005	30,000,000	30,000,000
Dexia Credit Local, 3.705%, 11/9/2005	75,000,000	74,993,702
HBOS Treasury Services PLC, 4.0%, 7/18/2006	75,000,000	75,000,000
LaSalle Bank NA:
3.23%, 2/3/2006	100,000,000	100,000,000
4.02%, 7/5/2006	75,000,000	75,000,000
Natexis Banque Populaires:
3.76%, 11/25/2005	50,000,000	50,000,000
3.81%, 12/13/2005	50,000,000	50,000,000
Royal Bank of Canada, 4.05%, 7/24/2006	20,000,000	20,000,000
Royal Bank of Scotland PLC, 4.08%, 3/27/2006	110,000,000	110,000,000
Societe Generale, 3.81%, 11/1/2005	60,000,000	60,000,000
Toronto Dominion Bank, 3.815%, 6/16/2006	70,000,000	70,000,000
UBS AG, 3.775%, 11/1/2005	60,000,000	60,000,000
UniCredito Italiano SpA, 3.8%, 6/15/2006	200,000,000	200,000,000
Total Certificates of Deposit and Bank Notes (Cost $1,769,992,061)		1,769,992,061

Commercial Paper** 40.7%
AB Spintab, 3.71%, 12/2/2005	75,000,000	74,760,396
ADP Tax Services, Inc., 4.04%, 11/1/2005	60,000,000	60,000,000
Atlantis One Funding Corp.:
3.71%, 12/8/2005	50,000,000	49,809,347
3.8%, 11/2/2005	60,000,000	59,993,667
Cafco, LLC, 4.04%, 11/1/2005	87,583,000	87,583,000
CC (USA), Inc., 3.96%, 1/20/2006	25,000,000	24,780,000
Charta, LLC:
4.04%, 11/1/2005	88,601,000	88,601,000
4.08%, 12/15/2005	73,750,000	73,382,233
Ciesco, LLC, 4.04%, 11/1/2005	69,488,000	69,488,000
Compass Securitization LLC, 4.05%, 11/17/2005	50,020,000	49,929,964
CRC Funding, LLC, 4.04%, 11/1/2005	83,900,000	83,900,000
Dresdner US Finance, Inc., 3.715%, 12/8/2005	70,000,000	69,732,726
General Electric Co.:
4.0%, 12/27/2005	75,000,000	74,533,333
4.06%, 11/1/2005	22,645,000	22,645,000
Giro Funding US Corp.:
3.79%, 11/1/2005	45,000,000	45,000,000
3.92%, 11/14/2005	20,000,000	19,971,689
Grampian Funding Ltd., 3.71%, 12/9/2005	30,000,000	29,882,517
Greyhawk Funding LLC:
3.8%, 11/1/2005	60,000,000	60,000,000
3.8%, 11/2/2005	24,737,000	24,734,389
HSBC Finance Corp., 4.05%, 11/1/2005	225,000,000	225,000,000
Irish Life and Permanent PLC:
3.75%, 12/7/2005	48,600,000	48,417,750
3.75%, 12/12/2005	100,000,000	99,572,917
Johnson Controls, Inc., 4.07%, 11/1/2005	27,700,000	27,700,000
Jupiter Securitization Corp., 4.01%, 12/21/2005	25,000,000	24,860,764
Lake Constance Funding LLC:
3.71%, 12/2/2005	17,500,000	17,444,092
3.81%, 12/14/2005	48,000,000	47,781,560
Mane Funding Corp.:
3.7%, 11/7/2005	20,661,000	20,648,259
3.75%, 12/8/2005	46,603,000	46,423,384
Old Line Funding, LLC, 3.8%, 11/1/2005	88,592,000	88,592,000
PepsiCo, Inc.:
3.78%, 11/4/2005	40,000,000	39,987,400
3.88%, 11/9/2005	50,000,000	49,956,889
3.92%, 11/4/2005	20,000,000	19,993,467
4.06%, 11/1/2005	55,000,000	55,000,000
Perry Global Funding LLC:
Series A, 3.8%, 11/3/2005	20,000,000	19,995,778
Series A, 3.81%, 11/18/2005	25,000,000	24,955,021
Series A, 3.86%, 11/9/2005	80,000,000	79,931,378
Prudential PLC, 3.79%, 12/14/2005	42,000,000	41,809,868
SBC Communications, Inc., 3.74%, 11/7/2005	50,000,000	49,968,833
Scaldis Capital LLC:
3.71%, 12/8/2005	34,780,000	34,647,382
3.75%, 12/12/2005	44,859,000	44,667,415
3.83%, 11/7/2005	50,000,000	49,968,083
3.97%, 11/21/2005	39,266,000	39,179,397
Sheffield Receivables Corp., 3.815%, 11/3/2005	60,000,000	59,987,283
Tango Finance Corp., 3.7%, 11/22/2005	39,710,000	39,624,293
Total Capital SA, 4.03%, 11/1/2005	20,155,000	20,155,000
Windmill Funding Corp., 4.04%, 11/1/2005	24,920,000	24,920,000
Yorktown Capital LLC, 3.84%, 11/7/2005	100,000,000	99,936,000
Total Commercial Paper (Cost $2,509,851,474)		2,509,851,474

Short Term Notes* 18.5%
American Honda Finance Corp.:
3.884%, 6/22/2006	21,000,000	21,000,000
3.95%, 9/21/2006	65,500,000	65,531,237
144A, 4.075%, 7/10/2006	30,000,000	30,000,000
Australia & New Zealand Banking Group Ltd., 3.81%, 6/23/2010	20,000,000	20,000,000
Bank of Ireland, 144A, 3.97%, 11/17/2006	100,000,000	100,000,000
Bear Stearns Companies, Inc., 4.21%, 1/17/2006	51,500,000	51,507,172
BMW US Capital LLC, 144A, 3.74%, 4/18/2006	20,000,000	20,000,000
BNP Paribas, 4.021%, 10/26/2006	35,000,000	35,000,000
Calyon, 3.81%, 7/5/2006	35,500,000	35,492,769
Canadian Imperial Bank of Commerce, 1.92%, 11/15/2006	45,000,000	45,011,999
Commonwealth Bank of Australia, 4.0%, 8/24/2006	30,000,000	30,000,000
Depfa Bank PLC, 3.88%, 9/15/2006	25,000,000	25,000,000
Dexia Banque Belique, 3.78%, 8/30/2006	30,000,000	29,995,055
Dorada Finance, Inc., 4.04%, 11/1/2006	30,000,000	29,997,000
General Electric Capital Corp., 4.01%, 3/29/2006	35,000,000	35,002,613
Greenwich Capital Holdings, Inc., 3.79%, 5/30/2006	50,000,000	50,000,000
HSBC Bank USA, NA, 3.73%, 5/4/2006	40,000,000	40,009,415
HSBC Finance Corp., 4.03%, 10/19/2006	30,000,000	30,027,133
International Business Machines Corp., 3.91%, 11/8/2006	30,000,000	30,000,000
Lehman Brothers Holdings, Inc., 4.14%, 12/23/2005	30,000,000	30,005,110
Merrill Lynch & Co., Inc.:
3.75%, 9/15/2006	50,000,000	50,000,000
3.92%, 1/4/2006	30,000,000	30,000,000
Morgan Stanley:
3.46%, 7/10/2006	80,000,000	80,000,000
4.01%, 11/15/2005	45,000,000	45,000,000
Skandinaviska Enskila Banken, 3.97%, 7/18/2006	25,000,000	25,000,000
Tango Finance Corp., 144A, 3.9%, 2/10/2006	30,000,000	29,999,190
The Goldman Sachs Group, Inc., 2.48%, 8/18/2006	34,070,000	34,122,729
UniCredito Italiano SpA, 3.74%, 9/8/2006	30,000,000	29,989,766
Wells Fargo Bank, NA, 3.83%, 8/7/2006	61,000,000	60,992,902
Total Short Term Notes (Cost $1,138,684,090)		1,138,684,090

US Government Sponsored Agencies (e) 2.4%
Federal Home Loan Bank:
2.3%, 6/16/2006	2,000,000	1,981,342
3.75%, 7/13/2006	10,000,000	10,000,000
Federal Home Loan Mortgage Corp., 3.702%*, 11/7/2005	25,000,000	25,000,000
Federal National Mortgage Association:
3.77%*, 9/7/2006	60,000,000	59,962,116
4.03%, 7/21/2006	53,700,000	53,700,000
Total US Government Sponsored Agencies (Cost $150,643,458)		150,643,458

US Government Agency Sponsored Pass-Throughs (e) 0.5%
Federal National Mortgage Association, 3.58%**, 11/1/2005 (Cost $30,000,000)	30,000,000	30,000,000

Asset Backed 0.6%
Permanent Financing PLC, "1A", Series 8, 3.9%*, 6/12/2006 (Cost $35,000,000)	35,000,000	35,000,000

Funding Agreements 0.8%
New York Life Insurance Co., 3.994%, 9/19/2006 (Cost $50,000,000)	50,000,000	50,000,000

Promissory Notes 1.2%
The Goldman Sachs Group, Inc., 4.01%*, 2/16/2006 (Cost $75,000,000)	75,000,000	75,000,000

Time Deposits 2.8%
Chase Bank USA, NA, 3.98%, 11/1/2005	107,000,000	107,000,000
Dresdner Bank AG, 4.03%, 11/1/2005	64,143,039	64,143,039
Total Time Deposits (Cost $171,143,039)		171,143,039

Municipal Bonds and Notes 0.1%
Massachusetts, State Housing Finance Agency, Housing Revenue, Avalon at Newton, Series A, 4.02%***, 12/1/2034, JP Morgan Chase Bank (a) (Cost $9,790,000)	9,790,000	9,790,000

Repurchase Agreements 4.0%
BNP Paribas, 4.04%, dated 10/31/2005, to be repurchased at $216,024,240 on 11/1/2005 (b)	216,000,000	216,000,000
Greenwich Capital Markets, Inc., 3.9%, dated 10/18/2005, to be repurchased at $25,073,125 on 11/14/2005 (c)	25,000,000	25,000,000
State Street Bank and Trust Co., 3.73%, dated 10/31/2005, to be repurchased at $3,580,371 on 11/1/2005 (d)	3,580,000	3,580,000
Total Repurchase Agreements (Cost $244,580,000)		244,580,000
Money Market Portfolio	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $6,184,684,122)+	100.3	6,184,684,122
Other Assets and Liabilities, Net	(0.3)	(15,973,958)
Net Assets	100.0	6,168,710,164

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2005.

** Annualized yield at the time of purchase; not a coupon rate.

*** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. The securities are often payable on demand and are shown at their current rate as of October 31, 2005.

+ Cost for federal income tax purposes was $6,184,684,122.

(a) The security incorporates a letter of credit from a major bank.

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

158,345,583	Federal National Mortgage Association	4.405-7.25	7/1/2020-11/1/2035	159,299,496
26,232,724	Federal Home Loan Mortgage Corp.	4.0-5.497	11/1/2013-10/1/2035	25,918,792
34,900,000	Federal Home Loan Bank	4.75-6.96	5/17/2006-9/11/2015	35,102,959
Total Collateral Value				220,321,247

(c) Collateralized by $25,404,220 Federal Home Loan Mortgage Corp., 5.75%, maturing on 7/15/2035 with a value of $25,503,825

(d) Collateralized by $3,774,118 Federal Home Loan Mortgage Corp., 4.5%, maturing on 4/1/2019 with a value of $3,654,841.

(e) Not backed by full faith and credit of the US Government.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of October 31, 2005 (Unaudited)

Government & Agency Securities Portfolio	Principal Amount ($)	Value ($)

Agencies Not Backed by the Full Faith and Credit of the US Government 18.4%
Federal Home Loan Bank:
2.5%, 3/15/2006	10,000,000	9,946,277
3.2%, 2/28/2006	6,000,000	5,998,826
3.25%, 7/21/2006	32,700,000	32,529,518
3.59%*, 6/2/2006	35,000,000	34,986,731
3.89%*, 8/21/2006	100,000,000	99,952,197
Federal Home Loan Mortgage Corp.:
3.7%*, 11/7/2005	20,000,000	20,000,000
3.83%, 6/20/2006	58,000,000	58,000,000
Federal National Mortgage Association:
3.075%**, 1/27/2006	25,000,000	24,814,219
3.15%, 2/8/2006	10,000,000	9,988,078
3.7%**, 11/1/2005	20,000,000	20,000,000
3.77%*, 9/7/2006	80,000,000	79,949,487
4.03%, 7/21/2006	20,000,000	20,000,000
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $416,165,333)		416,165,333

Agencies Backed by the Full Faith and Credit of the US Government 2.5%
Hainan Airlines:
Series 2000-1, 3.87%*, 12/15/2007	16,398,187	16,398,187
Series 2000-2, 3.87%*, 12/15/2007	19,836,024	19,836,024
Series 2000-3, 3.87%*, 12/15/2007	20,231,625	20,231,625
Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $56,465,836)		56,465,836

Repurchase Agreements 89.2%
Banc of America Securities LLC, 3.77%, dated 9/21/2005, to be repurchased at $231,059,789 on 11/4/2005 (a)	230,000,000	230,000,000
Banc of America Securities LLC, 3.8%, dated 9/20/2005, to be repurchased at $45,294,500 on 11/21/2005 (b)	45,000,000	45,000,000
Banc of America Securities LLC, 3.89%, dated 9/30/2005, to be repurchased at $66,427,900 on 11/29/2005 (c)	66,000,000	66,000,000
BNP Paribas, 4.04%, dated 10/31/2005, to be repurchased at $312,035,013 on 11/1/2005 (d)	312,000,000	312,000,000
Citigroup Global Markets, Inc., 3.77%, dated 9/22/2005, to be repurchased at $301,256,667 on 11/1/2005 (e)	300,000,000	300,000,000
Citigroup Global Markets, Inc., 4.04%, dated 10/31/2005, to be repurchased at $50,005,611 on 11/1/2005 (f)	50,000,000	50,000,000
Credit Suisse First Boston LLC, 4.03%, dated 10/18/2005, to be repurchased at $236,157,506 on 12/1/2005 (g)	235,000,000	235,000,000
Goldman Sachs Co., Inc., 3.74%, dated 9/8/2005, to be repurchased at $100,945,389 on 12/8/2005 (h)	100,000,000	100,000,000
Greenwich Capital Markets, Inc., 3.90%, dated 10/18/2005, to be repurchased at $361,053,000 on 11/14/200 (i)	360,000,000	360,000,000
Merrill Lynch & Co., Inc., 3.7%, dated 8/11/2005, to be repurchased at $328,039,653 on 11/10/2005 (j)	325,000,000	325,000,000
State Street Bank and Trust Co., 3.73%, dated 10/31/2005, to be repurchased at $677,070 on 11/1/2005 (k)	677,000	677,000
Total Repurchase Agreements (Cost $2,023,677,000)		2,023,677,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,496,308,169)+	110.1	2,496,308,169
Other Assets and Liabilities, Net	(10.1)	(228,156,003)
Net Assets	100.0	2,268,152,166

* Floating rate notes are securities whose interest rates vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2005.

** Annualized yield at the time of purchase; not a coupon rate.

+ Cost for federal income tax purposes was $2,496,308,169.

(a) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

163,250,613	Federal National Mortgage Association	4.034-7.0	10/1/2032-10/1/2035	164,144,522
71,069,702	Federal Home Loan Mortgage Corp.	3.791-6.5	1/1/2019-10/1/2035	70,455,478
Total Collateral Value				234,600,000

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

31,445,492	Federal National Mortgage Association	4.001-7.0	7/1/2020-11/1/2035	31,935,017
13,964,231	Federal Home Loan Mortgage Corp.	4.067	10/1/2033	13,964,983
Total Collateral Value				45,900,000

(c) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

25,370,477	Federal National Mortgage Association	4.998-5.5	3/1/2034-7/1/2035	25,076,655
43,127,200	Federal Home Loan Mortgage Corp.	4.5-5.676	2/1/2013-9/1/2035	42,243,345
Total Collateral Value				67,320,000

(d) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

211,385,880	Federal National Mortgage Association	3.5-6.5	11/1/2010-11/1/2035	210,290,383
64,573,716	Federal Home Loan Mortgage Corp.	4.0-6.5	7/1/2014-11/1/2035	64,551,041
43,445,000	Federal Home Loan Bank	4.5	4/17/2007	43,398,946
Total Collateral Value				318,240,370

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

236,206,115	Federal National Mortgage Association	3.636-8.0	4/1/2007-8/1/2035	266,269,261
30,727,735	Federal National Mortgage Association, Principal Only	—	7/1/2034	22,797,921
68,404,016	Federal Home Loan Mortgage Corp., Interest Only	5.0	9/1/2035	17,322,336
Total Collateral Value				306,389,518

(f) Collateralized by $47,263,000 Federal National Mortgage Association., 6.375%, maturing on 6/15/2009 with a value of $51,000,716.

(g) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

208,563,784	Federal National Mortgage Association	4.5-5.5	10/1/2010-3/1/2035	204,066,302
37,670,931	Federal Home Loan Mortgage Corp.	4.5	7/1/2023	35,634,804
Total Collateral Value				239,701,106

(h) Collateralized by $102,036,238 Federal National Mortgage Association., with various coupon rates 5.0-6.0%, various maturing dates 10/1/2025-10/1/2033 with a value of $102,000,000.

(i) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

915,609	Federal National Mortgage Association	4.241	2/25/2033	915,740
260,972,155	Federal Home Loan Mortgage Corp.	Zero Coupon-6.5	10/15/2015-9/15/2035	255,423,764
139,863,108	Government National Mortgage Association	2.578-5.25	7/16/2018-2/20/2032	110,861,533
Total Collateral Value				367,201,037

(j) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

113,556,378	Federal National Mortgage Association	3.0-6.5	11/25/2014-1/25/2035	111,312,226
222,810,322	Federal Home Loan Mortgage Corp.	3.25-10.0	12/15/2011-1/15/2035	220,191,346
Total Collateral Value				331,503,572

(k) Collateralized by $695,000 Federal Home Loan Mortgage Corp., 2.0%, maturing on 2/23/2006 with a value of $692,394

Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk on the pool of underlying mortgages.

Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of October 31, 2005 (Unaudited)

Tax-Exempt Portfolio	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.1%
Alabama 0.2%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Heatherbrooke Project, Series C, 2.76%*, 6/15/2026	1,700,000	1,700,000
Arizona 2.2%
Apache County, AZ, Industrial Development Authority Revenue, Tucson Electric Power Co.: Series 83C, 2.7%*, 12/15/2018, Bank of New York (a)	1,000,000	1,000,000
2.7%*, 12/1/2020, Credit Suisse First Boston (a)	2,200,000	2,200,000
Arizona, McAllister Academic Village LLC Revenue, Arizona State University Project, Series A, 2.7%*, 7/1/2045 (b)	1,300,000	1,300,000
Pima County, AZ, Industrial Development Authority Revenue, EL Dorado Hospital, 2.72%*, 4/1/2038, Branch Banking & Trust (a)	6,000,000	6,000,000
Salt River, AZ, Agricultural Improvement & Power District, Series B, 2.7%, 12/1/2005	10,200,000	10,200,000
		20,700,000
California 2.8%
ABN AMRO, Munitops Certificates Trust:
Series 2005-38, 144A, 2.73%*, 5/1/2013 (b)	1,375,000	1,375,000
Series 2005-43, 144A, 2.73%*, 8/1/2013 (b)	5,000,000	5,000,000
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series R-411CE, 144A, 2.75%*, 6/1/2045	7,500,000	7,500,000
California, Housing Finance Agency Revenue, Home Mortgage, Series H, AMT, 2.7%*, 8/1/2033 (b)	900,000	900,000
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 2.82%*, 2/1/2037	1,700,000	1,700,000
California, State General Obligation:
Series C-4, 2.68%*, 5/1/2033, Landesbank Hessen-Thuringen (a)	1,300,000	1,300,000
Series PT-1555, 144A, 2.72%*, 10/1/2010 (b)	4,945,000	4,945,000
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments, Series A, AMT, 2.72%*, 3/15/2033	800,000	800,000
Sacramento, CA, Housing Authority, Multi-Family Revenue, Phoenix Park II Apartments, Series F, AMT, 2.75%*, 10/1/2036, Citibank NA (a)	3,470,000	3,470,000
		26,990,000
Colorado 3.8%
ABN AMRO, Munitops Certificates Trust, Series 2005-30, 144A, 2.74%*, 6/1/2013 (b)	10,330,000	10,330,000
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 2.74%*, 12/1/2024 (b)	1,400,000	1,400,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 2.77%*, 5/1/2033, KeyBank NA (a)	1,800,000	1,800,000
Colorado, Municipal Securities Trust Certificates, Series 2004-220-A, 144A, 2.85%*, 2/15/2023 (b)	11,960,000	11,960,000
Colorado, Postsecondary Education Facilities Authority Revenue, Mullen High School Project, 2.8%*, 8/1/2017, Wells Fargo Bank NA (a)	2,905,000	2,905,000
Colorado, University of Colorado Hospital Authority Revenue, Series B, 2.7%*, 11/15/2035, Citibank NA (a)	1,100,000	1,100,000
Denver, CO, City & County Economic Development Revenue, Western Stock Show Project, 2.8%*, 7/1/2029, Bank One Colorado NA (a)	1,500,000	1,500,000
Denver, CO, City & County Excise Tax Revenue, Series PT-1827, 144A, 2.74%*, 11/1/2010 (b)	1,740,000	1,740,000
Denver, CO, City & County Special Facilities Airport Revenue, Worldport at DIA Project, Series A, AMT, 2.86%*, 12/1/2029, Morgan Guaranty Trust (a)	3,380,000	3,380,000
		36,115,000
Delaware 0.5%
Delaware, State Economic Development Authority Revenue, Winterthur Museum Project, 2.75%*, 9/1/2012, Wachovia Bank NA (a)	5,200,000	5,200,000
District of Columbia 0.8%
Washington D.C., Metropolitan Airport Authority System, Series C, AMT, 2.75%*, 10/1/2021 (b)	7,690,000	7,690,000
Florida 9.0%
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 2.74%*, 7/1/2019 (b)	2,670,000	2,670,000
Collier County, FL, Health Facilities, 2.8%, 2/9/2006	4,000,000	4,000,000
Florida, Capital Projects Finance Authority, Continuing Care Retirement, Glenridge on Palmer Ranch, Series C, 2.73%*, 6/1/2012, Bank of Scotland (a)	300,000	300,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 2.76%*, 8/1/2034, Bank One NA (a)	6,325,000	6,325,000
Florida, Ocean Highway & Port Authority Revenue, AMT, 2.8%*, 12/1/2020, Wachovia Bank NA (a)	1,590,000	1,590,000
Florida, State Board of Education, Lottery Revenue, Series PT-1952, 144A, 2.73%*, 1/1/2009 (b)	10,400,000	10,400,000
Florida, State Board of Public Education, Series I, 5.0%, 6/1/2006	2,250,000	2,277,496
Florida, State Turnpike Authority Revenue, Series 1074, 144A, 2.74%*, 7/1/2011 (b)	500,000	500,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 2.71%*, 3/31/2021, Bank of America NA (a)	3,575,000	3,575,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health, Series A, 2.84%*, 11/15/2032, SunTrust Bank (a)	525,000	525,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems, Series B, 2.7%*, 11/15/2009, SunTrust Bank (a)	6,700,000	6,700,000
Hillsborough County, FL, Aviation Authority Revenue, Series 1060, AMT, 144A, 2.77%*, 10/1/2018 (b)	2,300,000	2,300,000
Hillsborough County, FL, Industrial Development Authority Revenue, Seaboard Tampa, AMT, 2.99%*, 12/1/2016, First Union National Bank (a)	925,000	925,000
Jacksonville, FL, Economic Development Community Health Care Facilities Revenue, Methodist, 2.72%*, 10/1/2015, SunTrust Bank (a)	140,000	140,000
Jacksonville, FL, Electric Authority Revenue, 2.68%, 11/9/2005	4,000,000	4,000,000
Lee County, FL, Airport Revenue, AMT, Series 811-X, 144A, 2.78%*, 10/1/2029 (b)	1,150,000	1,150,000
Lee County, FL, Capital Improvement & Transportation Facilities Revenue, Series R-2136, 144A, 2.74%*, 10/1/2020 (b)	4,190,000	4,190,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 2.72%*, 10/1/2023, SunTrust Bank (a)	155,000	155,000
Miami-Dade County, FL, General Obligation:
2.78%, 11/7/2005	9,000,000	9,000,000
2.78%, 11/17/2005	3,000,000	3,000,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 2.75%*, 9/1/2029, Bank of America NA (a)	1,200,000	1,200,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 2.75%*, 11/1/2028, Bank of America NA (a)	12,570,000	12,570,000
Palm Beach County, FL, Health Facilities Authority Revenue, Bethesda Healthcare System Project, 2.72%*, 12/1/2031, SunTrust Bank (a)	275,000	275,000
Pasco County, FL, School Board Certificates of Participation, 2.7%*, 8/1/2026 (b)	2,525,000	2,525,000
Reedy Creek, FL, Improvement District Florida, Utilities Revenue, Series 986, 144A, 2.73%*, 10/1/2012 (b)	1,350,000	1,350,000
Sarasota County, FL, Utility System Revenue, Series 852, 144A, 2.74%*, 4/1/2013 (b)	4,000,000	4,000,000
		85,642,496
Georgia 2.2%
Atlanta, GA, Rapid Transportation Authority, Sales Tax Revenue, Series R-4011, 144A, 2.74%*, 7/1/2019 (b)	3,100,000	3,100,000
Atlanta, GA, Water & Wastewater Revenue, 144A, 2.75%*, 11/1/2033 (b)	4,000,000	4,000,000
Columbus, GA, Housing Authority Revenue, Columbus State University Foundation, 2.7%*, 11/1/2017, SunTrust Bank, Atlanta (a)	3,950,000	3,950,000
Fayette County, GA, Development Authority Educational Facilities Revenue, Catholic School Properties, Inc. Project, 2.7%*, 4/1/2024, Wachovia Bank (a)	500,000	500,000
Fulton County, GA, Development Authority Revenue, Shepherd Center, Inc. Project, 2.7%*, 9/1/2035, SunTrust Bank (a)	3,000,000	3,000,000
Greene County, GA, Development Authority, Sewage Facility Revenue, Carey Station WRF LLC Project, AMT, 2.75%*, 9/1/2024, Wachovia Bank NA (a)	4,080,000	4,080,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia:
2.7%*, 8/1/2018, SunTrust Bank, Atlanta (a)	1,785,000	1,785,000
2.7%*, 12/1/2018, SunTrust Bank, Atlanta (a)	775,000	775,000
		21,190,000
Hawaii 3.2%
Hawaii, ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 2.76%*, 7/1/2012 (b)	16,000,000	16,000,000
Hawaii, State General Obligation:
Series A-16, 144A, 2.72%*, 7/1/2018 (b)	3,880,000	3,880,000
Series R-417, 144A, 2.74%*, 7/1/2010 (b)	5,730,000	5,730,000
Honolulu, HI, City & County, General Obligation, 2.85%, 2/16/2006	5,000,000	5,000,000
		30,610,000
Idaho 0.8%
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 2.75%*, 4/1/2014, Wachovia Bank NA (a)	7,500,000	7,500,000
Illinois 9.2%
Carol Stream, IL, Industrial Project Revenue, MAAC Machinery Co. Project, AMT, 2.85%*, 4/1/2024, Northern Trust Company (a)	1,220,000	1,220,000
Chicago, IL, O'Hare International Airport Revenue, Series MT-049, AMT, 144A, 2.78%*, 1/1/2017 (b)	1,995,000	1,995,000
Chicago, IL, Sales & Tax Revenue, Floater SG-131, 144A, 2.74%*, 1/1/2027 (b)	4,425,000	4,425,000
Cook County, IL, State General Obligation, Series B-11, 144A, 2.72%*, 11/15/2025 (b)	3,540,000	3,540,000
Des Plaines, IL, Industrial Development Revenue, MMP Properties LLC Project, AMT, 2.84%*, 10/1/2018, Bank One NA (a)	1,955,000	1,955,000
Elgin, IL, Judson College Project, 2.83%*, 7/1/2011, Bank One NA (a)	970,000	970,000
Illinois, Development Finance Authority Revenue, FXD Chicago Symphony Project, 2.71%*, 12/1/2033, Bank One NA (a)	1,000,000	1,000,000
Illinois, Development Finance Authority Revenue, Museum of Contemporary Art Project, 2.76%*, 2/1/2029, Bank One NA (a)	675,000	675,000
Illinois, Development Finance Authority, Industrial Development Revenue, Campagna-Turano Bakery Project, AMT, 2.84%*, 8/1/2025, Bank One NA (a)	3,200,000	3,200,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 2.76%*, 4/1/2020, Bank One NA (a)	3,785,000	3,785,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 2.79%*, 8/1/2027, LaSalle Bank NA (a)	2,880,000	2,880,000
Illinois, Development Finance Authority, Multi-Family Revenue, Cypress Creek Project, AMT, 2.82%*, 6/1/2033, LaSalle Bank NA (a)	7,420,000	7,420,000
Illinois, Educational Facilities Authority Revenue:
2.55%, 11/3/2005	15,000,000	15,000,000
2.55%, 11/14/2005	11,000,000	11,000,000
Illinois, Finance Authority Revenue, Lake Forest Country Day, 2.7%*, 7/1/2035, Northern Trust Company (a)	2,500,000	2,500,000
Illinois, Finance Authority Revenue, Northwestern Memorial Hospital, Series B-2, 2.7%*, 8/15/2038	290,000	290,000
Illinois, Finance Authority Revenue, Northwestern University, Series B, 2.65%*, 12/1/2034	2,500,000	2,500,000
Illinois, Health Facilities Authority Revenue, The Carle Foundation, Series B, 2.7%*, 7/1/2028 (b)	2,550,000	2,550,000
Illinois, Municipal Securities Trust Certificates, Series 7006, 144A, 2.7%*, 1/1/2031 (b)	6,245,000	6,245,000
Illinois, Regional Transportation Authority, Series A23, 144A, 2.72%*, 7/1/2030 (b)	4,950,000	4,950,000
Lake County, IL, Warren Township High School District No. 121 Gurnee, Series R-2157, 144A, 2.74%*, 3/1/2024 (b)	5,000,000	5,000,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 2.79%*, 7/1/2020, LaSalle Bank NA (a)	1,225,000	1,225,000
Upper River Valley, IL, Development Authority, Industrial Development Revenue, Advanced Drainage System, AMT, 2.81%*, 7/1/2014, National City Bank (a)	3,220,000	3,220,000
		87,545,000
Indiana 4.4%
ABN AMRO, Munitops Certificates Trust, Series 2005-7, 144A, 2.76%*, 7/10/2013 (b)	9,060,000	9,060,000
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 2.8%*, 11/30/2017, Northern Trust Company (a)	3,700,000	3,700,000
Indiana, Health Facility Financing Authority Revenue, Ascension Health Credit Group, Series A-2, 2.72%*, 11/15/2036	6,500,000	6,500,000
Indiana, State Development Finance Authority, Economic Development Revenue, Goodwill Industries Michiana Project, 2.77%*, 1/1/2027, National City Bank of Indiana (a)	4,970,000	4,970,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center I Project, AMT, 2.79%*, 6/1/2022, LaSalle Bank NA (a)	2,900,000	2,900,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center II Project, AMT, 2.79%*, 6/1/2022, LaSalle Bank NA (a)	2,000,000	2,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center IV Project, AMT, 2.79%*, 6/1/2022, LaSalle Bank NA (a)	1,000,000	1,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 2.79%*, 6/1/2022, LaSalle Bank NA (a)	5,000,000	5,000,000
Indiana, Transportation Finance Authority Highway Revenue, Series 853, 144A, 2.73%*, 6/1/2017 (b)	1,800,000	1,800,000
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 2.75%*, 5/1/2025, LaSalle National Bank (a)	4,650,000	4,650,000
		41,580,000
Kansas 0.3%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, Sunbelt, Series C, 2.7%*, 11/15/2030, SunTrust Bank (a)	2,500,000	2,500,000
Kentucky 2.3%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 2.75%*, 8/1/2013, Credit Lyonnais (a)	3,500,000	3,500,000
Breckinridge County, KY, Lease Program Revenue, Kentucky Association of Counties Leasing Trust, Series A, 2.74%*, 2/1/2032, US Bank NA (a)	1,373,000	1,373,000
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 2.83%*, 11/1/2030, Bank One Kentucky NA (a)	9,165,000	9,165,000
Lexington-Fayette Urban County, KY, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 2.8%*, 7/1/2019, Bank One Kentucky NA (a)	4,230,000	4,230,000
Pendleton, KY, Multi-County Lease, 2.73%, 12/8/2005	4,000,000	4,000,000
		22,268,000
Maine 1.8%
Maine, State Bond Anticipation Notes, 4.0%, 6/22/2006	1,100,000	1,107,578
Maine, State Tax Anticipation Notes, 4.0%, 6/30/2006	16,000,000	16,133,727
		17,241,305
Maryland 1.1%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village, 2.73%*, 1/1/2034, KBC Bank NV (a)	1,900,000	1,900,000
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 2.72%*, 10/15/2020	8,500,000	8,500,000
		10,400,000
Massachusetts 1.8%
Massachusetts, Development Finance Agency, Industrial Development Revenue, North Shore YMCA Project, 2.77%*, 11/1/2022, KeyBank NA (a)	2,855,000	2,855,000
Massachusetts, Municipal Securities Trust Certificates, Series 9062-A, 144A, 2.75%*, 6/19/2013 (b)	13,225,000	13,225,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series G, 2.75%*, 7/1/2026, Bank of America NA (a)	1,500,000	1,500,000
		17,580,000
Michigan 4.0%
Detroit, MI, ABN AMRO Munitops Certificates Trust, Series 2003-3, 144A, 2.74%*, 1/1/2011 (b)	600,000	600,000
Detroit, MI, Sewer Disposal Revenue, Series E, 3.0%*, 7/1/2031 (b)	28,500,000	28,500,000
Michigan, State Hospital Finance Authority Revenue, Crittenton Hospital Medical Center, Series B, 2.77%*, 3/1/2014, Comerica Bank (a)	385,000	385,000
Michigan, State Housing Development Authority, Limited Obligation Revenue, Laurel Valley, 2.78%*, 12/1/2007, Bank One Michigan (a)	1,000,000	1,000,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Merchants LLC Project, AMT, 2.81%*, 3/1/2030, National City Bank (a)	1,950,000	1,950,000
Michigan, State University Revenue:
2.67%*, 2/15/2034	190,000	190,000
2.8%, 11/8/2005	945,000	945,000
Michigan, Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC, AMT, 2.87%*, 2/1/2020, JPMorgan Chase Bank (a)	2,140,000	2,140,000
Michigan, University of Michigan Hospital Revenues, Series A, 2.69%*, 12/1/2027	260,000	260,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Rochester College Project, 2.84%*, 8/1/2021, Bank One Michigan (a)	100,000	100,000
Sterling Heights, MI, Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 2.87%*, 2/1/2016, JPMorgan Chase Bank (a)	1,720,000	1,720,000
		37,790,000
Minnesota 0.3%
Elk River, MN, Independent School District No. 728, Series II-R 204, 144A, 2.8%*, 2/1/2015 (b)	2,865,000	2,865,000
Missouri 0.8%
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 2.77%*, 3/1/2030, American National Bank & Trust (a)	8,000,000	8,000,000
Nevada 0.7%
Las Vegas Valley, NV, Water District, Series B-10, 144A, 2.72%*, 6/1/2024 (b)	2,080,000	2,080,000
Las Vegas, NV, Economic Development Revenue, Andre Agassi Foundation Project, 2.7%*, 10/1/2035, Bank of New York (a)	5,000,000	5,000,000
		7,080,000
New Hampshire 1.1%
New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of NH, Inc. Project, AMT, 2.75%*, 9/1/2012, Wachovia Bank NA (a)	10,500,000	10,500,000
New Jersey 3.0%
New Jersey, Economic Development Authority Revenue, Series R-331, 144A, 2.73%*, 12/15/2015 (b)	4,000,000	4,000,000
New Jersey, Economic Development Authority Revenue, First Mortgage, Lions Gate Project, Series C, 2.7%*, 1/1/2020, Citizens Bank of PA (a)	175,000	175,000
New Jersey, Economic Development Authority Revenue, Foreign Trade Zone Project, 2.73%*, 12/1/2007, Bank of New York (a)	505,000	505,000
New Jersey, Economic Development Authority, Dock Facility Revenue, Bayonne/IMTT Project, Series A, 2.69%*, 12/1/2027, SunTrust Bank (a)	150,000	150,000
New Jersey, Economic Development Authority, Special Facility Revenue, Port Newark Container LLC, AMT, 2.72%*, 7/1/2030, Citibank NA (a)	1,000,000	1,000,000
New Jersey, Economic Development Authority, Thermal Energy Facilities Revenue, Marina Energy LLC, Series A, AMT, 2.69%*, 9/1/2031, Wachovia Bank NA (a)	550,000	550,000
New Jersey, Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing, Series B, 2.66%*, 7/1/2035, Chase Manhattan Bank (a)	250,000	250,000
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/23/2006	8,500,000	8,565,155
New Jersey, State Transportation Corp. Certificate, Series PT-785, 144A, 2.73%*, 9/15/2015 (b)	650,000	650,000
New Jersey, State Transportation Trust Fund Authority, Series PT-2488, 144A, 2.73%*, 12/15/2017 (b)	12,250,000	12,250,000
Salem County, NJ, Improvement Authority Revenue, Friends Home Woodstown, Inc., 2.66%*, 4/1/2034, Fleet National Bank (a)	50,000	50,000
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 2.7%*, 3/1/2012	100,000	100,000
		28,245,155
New York 3.1%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, University of Albany Student Foundation, Series A, 2.72%*, 11/1/2032 (b)	285,000	285,000
City of Rochester, NY, General Obligation, 2.74%, 12/1/2005	5,000,000	5,000,000
Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Services, 2.77%*, 6/1/2022, KeyBank NA (a)	440,000	440,000
Nassau, NY, Health Care Corp., Revenue, Series 2004-C2, 2.49%*, 8/1/2029 (b)	1,350,000	1,350,000
New York, Metropolitan Transportation Authority Revenue, Series B-16, 144A, 2.71%*, 11/15/2027	450,000	450,000
New York, State Dormitory Authority Revenues, Mental Health Services, Series D-2A, 2.68%*, 2/15/2031 (b)	1,000,000	1,000,000
New York, State Housing Finance Agency Revenue, Multi-Family Housing, Series A, AMT, 2.72%*, 11/1/2028 (b)	1,785,000	1,785,000
New York, NY, General Obligation:
Series H-1, 2.69%*, 3/1/2034, Bank of New York (a)	450,000	450,000
Series H-4, 2.7%*, 8/1/2015 (b)	1,600,000	1,600,000
Series R-4066, 144A, 2.73%*, 11/1/2015 (b)	8,860,000	8,860,000
New York, NY, Municipal Series Trust Receipts, Series SG-109, 144A, 2.73%*, 6/1/2027 (b)	6,250,000	6,250,000
Oneida Indian Nation, NY, 2.67%*, 10/1/2032, Bank of America NA (a)	2,200,000	2,200,000
		29,670,000
North Carolina 2.1%
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 2.72%*, 8/1/2030, Branch Banking & Trust (a)	6,300,000	6,300,000
North Carolina, Medical Care Community Hospital Revenue, Southeastern Regional Medical Center, 2.72%*, 6/1/2037, Branch Banking & Trust (a)	2,500,000	2,500,000
North Carolina, State General Obligation, Series C22, 144A, 3.05%*, 3/1/2028	10,960,000	10,960,000
		19,760,000
Ohio 2.4%
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 2.74%*, 6/1/2032, Wachovia Bank NA (a)	3,840,000	3,840,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 2.72%*, 12/1/2032 (b)	3,790,000	3,790,000
Ohio, State Higher Educational Facility Community Revenue, Pooled Program, Series C, 2.76%*, 9/1/2025, Fifth Third Bank (a)	1,415,000	1,415,000
Salem, OH, Hospital Revenue, Salem Community, 2.7%*, 9/1/2035, JPMorgan Chase Bank (a)	4,300,000	4,300,000
Stark County, OH, Port Authority Revenue, Community Action Agency Project, 2.83%*, 12/1/2022, Bank One NA (a)	3,525,000	3,525,000
Summit County, OH, Revenue Anticipation Bond, Western Reserve Academy Project, 2.72%*, 10/1/2027, KeyBank NA (a)	5,875,000	5,875,000
		22,745,000
Oklahoma 1.0%
Blaine County, OK, Industrial Development Authority Revenue, Seaboard Project, AMT, 2.75%*, 11/1/2018, SunTrust Bank (a)	3,700,000	3,700,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 2.73%*, 7/1/2032 (b)	5,810,000	5,810,000
		9,510,000
Oregon 1.4%
Oregon, Department Administrative Services, Certificates of Participation, Series PT-1679, 144A, 2.74%*, 11/1/2012 (b)	4,125,000	4,125,000
Portland, OR, Sewer Systems Revenue, Series PT-2435, 144A, 2.74%*, 10/1/2023 (b)	6,685,000	6,685,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 2.75%*, 5/1/2034, Bank of America NA (a)	2,500,000	2,500,000
		13,310,000
Pennsylvania 4.1%
Allegheny County, PA, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 2.7%*, 12/1/2019, Bank of America NA (a)	850,000	850,000
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 2.72%*, 7/1/2023, Wachovia Bank NA (a)	1,315,000	1,315,000
Berks County, PA, Industrial Development Authority Revenue, Richard J. Caron Foundation Project, 2.75%*, 9/1/2025, Wachovia Bank NA (a)	2,600,000	2,600,000
Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliated Services, Series C, 2.7%*, 1/1/2037, Sovereign Bank (a)	100,000	100,000
Dallastown, PA, State General Obligation, Area School District, 2.75%*, 2/1/2018 (b)	3,315,000	3,315,000
Dauphin County, PA, General Authority Revenue, Education & Health Loan Program, 2.75%*, 11/1/2017 (b)	8,840,000	8,840,000
Montgomery County, PA, Industrial Development Authority, Pollution Control Revenue, Series B, AMT, 2.75%*, 10/1/2034, Wachovia Bank NA (a)	4,600,000	4,600,000
Pennsylvania, State Higher Educational Assistance Agency, Student Loan Revenue, Series A, AMT, 2.76%*, 3/1/2027 (b)	5,700,000	5,700,000
Pennsylvania, State Higher Educational Facilities Authority Hospital Revenue, Series MT-042, 144A, 2.76%*, 1/1/2024	7,625,000	7,625,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 2.72%*, 8/1/2035, Citizens Bank (a)	3,000,000	3,000,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital of Philadelphia, Series A, 2.72%*, 2/15/2021	1,450,000	1,450,000
		39,395,000
Puerto Rico 0.3%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 2.71%*, 10/1/2008	3,000,000	3,000,000
Rhode Island 1.0%
Narragansett, RI, Bay Community Waste Water System Revenue, Series K7-D, 144A, 2.81%*, 8/1/2035 (b)	9,165,000	9,165,000
South Carolina 0.5%
South Carolina, Public Service Authority:
2.72%, 12/1/2005	2,000,000	2,000,000
Series SG-32, 144A, 2.74%*, 1/1/2023, Societe Generale (a)	2,705,000	2,705,000
		4,705,000
Tennessee 2.7%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing Program, 2.72%*, 7/1/2034, Bank of America NA (a)	1,500,000	1,500,000
Marion County, TN, Industrial & Environmental Development Board, Valmont Industries, Inc. Project, AMT, 2.75%*, 6/1/2025, Wachovia Bank NA (a)	8,500,000	8,500,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool:
2.72%*, 4/1/2032, Bank of America NA (a)	1,230,000	1,230,000
2.72%*, 7/1/2034, Bank of America NA (a)	1,900,000	1,900,000
Shelby County, TN, Tax Anticipation Notes, 4.0%, 6/30/2006	12,740,000	12,850,677
		25,980,677
Texas 16.4%
Austin, TX, Higher Education Authority, Inc., University Revenue, Concordia University at Austin, 2.7%*, 4/1/2025, Wachovia Bank NA (a)	4,200,000	4,200,000
Clear Creek, TX, Independent School District, Series 04, 144A, 2.72%*, 2/15/2029 (b)	5,845,000	5,845,000
Galena Park, TX, Independent School District, Series SG-153, 144A, 2.74%*, 8/15/2023	4,050,000	4,050,000
Harris County, TX, 2.77%, 12/15/2005	1,325,000	1,325,000
Harris County, TX, General Obligation, Series B, 2.77%, 12/15/2005	2,298,000	2,298,000
Harris County, TX, Series 1099, 144A, 2.74%*, 8/15/2009 (b)	2,800,000	2,800,000
Harris County, TX, Series 1111, 144A, 2.74%*, 8/15/2009 (b)	6,470,000	6,470,000
Hidalgo County, TX, General Obligation, Public Improvements, Series R-2148, 144A, 2.74%*, 8/15/2024 (b)	7,375,000	7,375,000
Houston, TX, Airport System Revenue, Series SG-161, 144A, 2.74%*, 7/1/2032 (b)	6,000,000	6,000,000
Houston, TX, Utility Systems Revenue, 2.77%, 12/8/2005	10,000,000	10,000,000
Houston, TX, Water & Sewer System Revenue, Municipal Trust Receipts, Series SG-120, 144A, 2.74%*, 12/1/2023	5,800,000	5,800,000
Mesquite, TX, General Obligation, Independent School District, 2.7%*, 8/15/2025	2,185,000	2,185,000
Northside, TX, Independent School District, Series 758, 144A, 2.74%*, 2/15/2013	3,000,000	3,000,000
Northside, TX, Independent School District, School Building, 2.85%*, 6/15/2035	8,000,000	8,000,000
San Antonio, TX, Electric & Gas Revenue:
Series PT-1706, 144A, 2.75%*, 8/1/2012	6,885,000	6,885,000
Series A, 2.82%, 1/12/2006	10,000,000	10,000,000
2.85%, 1/12/2006	6,100,000	6,100,000
Texas, Lower Colorado River Authority, 2.65%, 11/3/2005	10,000,000	10,000,000
Texas, Municipal Power Agency Revenue, Series L36J-D, 144A, 2.81%*, 9/1/2011 (b)	16,000,000	16,000,000
Texas, Municipal Securities Trust Certificates, "A", Series 2005-235, 144A, 2.85%*, 4/5/2023 (b)	5,630,000	5,630,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006	15,000,000	15,183,798
Texas, University of Texas Permanent University Fund, Series R-7517, 144A, 2.74%*, 7/1/2020	5,165,000	5,165,000
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Querencia Barton Creek, Series C, 2.7%*, 11/15/2035, LaSalle Bank NA (a)	5,000,000	5,000,000
Wylie, TX, Independent School District, Series R-3004, 144A, 2.74%*, 8/15/2022	6,620,000	6,620,000
		155,931,798
Utah 0.2%
Alpine, UT, General Obligation, School District, Floater-PT-436, 144A, 2.74%*, 3/15/2007	595,000	595,000
Salt Lake County, UT, Pollution Control Revenue, Service Station Holdings Project, 2.72%*, 2/1/2008	100,000	100,000
Utah, Housing Finance Agency, Single Family Mortgage, Series E-1, AMT, 2.83%*, 7/1/2031	1,025,000	1,025,000
		1,720,000
Vermont 0.7%
Vermont, Municipal Bond Bank, Series R, 144A, 2.74%*, 12/1/2021 (b)	6,335,000	6,335,000
Virginia 0.2%
Loudoun County, VA, Industrial Development Authority Revenue, Howard Hughes Medical, Series A, 2.71%*, 2/15/2038	1,000,000	1,000,000
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury, Series B, 2.72%*, 1/1/2010, Branch Banking & Trust (a)	1,400,000	1,400,000
		2,400,000
Washington 5.7%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue, Series 781, 144A, 2.74%*, 11/1/2012 (b)	4,400,000	4,400,000
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 2.74%*, 12/1/2023 (b)	3,990,000	3,990,000
Lewis County, WA, Public Utilities District Number 1, 144A, 2.74%*, 10/1/2023 (b)	6,350,000	6,350,000
Port Seattle, WA, AMT, 2.75%*, 9/1/2035, Fortis Bank SA/NV (a)	2,900,000	2,900,000
Port Tacoma, WA, Series 05-12, AMT, 144A, 2.79%*, 6/1/2013 (b)	5,600,000	5,600,000
Seattle, WA, Housing Authority Revenue, Newholly Project, Phase III, AMT, 2.77%*, 12/1/2034, KeyBank NA (a)	2,420,000	2,420,000
Seattle, WA, Water System Revenue, Series R-4006, 144A, 2.74%*, 9/1/2022 (b)	4,960,000	4,960,000
Tacoma, WA, 2.87%, 1/5/2006	1,000,000	1,000,000
Washington, State General Obligation:
Series A-11, 144A, 2.72%*, 6/1/2017 (b)	2,755,000	2,755,000
Series 744, 144A, 2.74%*, 1/1/2013 (b)	5,135,000	5,135,000
Washington, State Health Care Facilities Authority Revenue, Seattle Cancer Care, 2.72%*, 3/1/2035, KeyBank NA (a)	4,000,000	4,000,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage Silverdale, Series A, AMT, 2.76%*, 9/15/2039	8,000,000	8,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Highland Park Apartments Project, Series A, AMT, 2.82%*, 7/15/2038, Bank of America NA (a)	1,400,000	1,400,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Park Vista Retirement Project, Series A, AMT, 2.9%*, 3/1/2041, Bank of America NA (a)	1,000,000	1,000,000
		53,910,000
Wisconsin 0.4%
Pewaukee, WI, Industrial Development Revenue, Gunner Press & Finishing Project, AMT, 2.84%*, 9/1/2020, JPMorgan Chase Bank (a)	1,220,000	1,220,000
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co., Project, AMT, 2.75%*, 12/1/2009, Bank of America (a)	3,000,000	3,000,000
		4,220,000
Multi-State 0.6%
ABN AMRO, Munitops Certificates Trust, Series 2004-38, 144A, 2.76%*, 2/15/2011	6,205,000	6,205,000
Total Municipal Bonds and Notes (Cost $944,894,431)		944,894,431

	Shares	Value ($)

Open End Investment Company 0.0%
Federated Tax-Free Obligations Fund, 2.51% (Cost $62,313)	62,313	62,313
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 944,956,744)+	99.1	944,956,744
Other Assets and Liabilities, Net	0.9	8,425,328
Net Assets	100.0	953,382,072

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of October 31, 2005.

+ Cost for federal income tax purposes was $944,956,744.

(a) The security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

As a % of Total Investment Portfolio
AMBAC Assurance Corp.	11.2
Financial Guaranty Insurance Company	9.3
Financial Security Assurance	10.1
Municipal Bond Investors Assurance	8.6

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of October 31, 2005 (Unaudited)
Assets	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Investments: Investments in securities, at amortized cost	$ 5,940,104,122	$ 472,631,169	$ 944,956,744
Repurchase agreements, at amortized cost	244,580,000	2,023,677,000	—
Total investments in securities, at amortized cost	6,184,684,122	2,496,308,169	944,956,744
Cash	277,022	428	2,387,631
Receivable for investments sold	—	—	6,056,915
Interest receivable	20,048,848	9,418,832	4,705,697
Receivable for Fund shares sold	709,100	9,736	—
Other assets	147,459	61,676	86,381
Total assets	6,205,866,551	2,505,798,841	958,193,368
Liabilities
Payable for investments purchased	29,997,000	235,000,000	2,900,030
Dividends payable	188,885	94	1,233,655
Payable for Fund shares redeemed	677,593	14,418	153,956
Accrued management fee	823,859	314,347	141,980
Other accrued expenses and payables	5,469,050	2,317,816	381,675
Total liabilities	37,156,387	237,646,675	4,811,296
Net assets, at value	$ 6,168,710,164	$ 2,268,152,166	$ 953,382,072
Net Assets
Net assets consist of: Undistributed net investment income	107,800	12,020	7,327
Accumulated net realized gain (loss)	(750,241)	(632)	(4,660)
Paid-in capital	6,169,352,605	2,268,140,778	953,379,405
Net assets, at value	$ 6,168,710,164	$ 2,268,152,166	$ 953,382,072

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of October 31, 2005 (Unaudited) (continued)
Net Asset Value	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Capital Assets Funds Shares Net assets applicable to shares outstanding	$ 801,879,617	$ 57,820,524	$ 26,239,574
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	801,874,780	57,820,524	26,238,920
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00
Capital Assets Funds Preferred Shares Net assets applicable to shares outstanding	$ 119,129	$ —	$ —
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	119,128	—	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ —
Davidson Cash Equivalent Shares Net assets applicable to shares outstanding	$ 345,373,249	$ 224,181,508	$ 46,211,337
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	345,371,240	224,181,535	46,208,579
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00
Davidson Cash Equivalent Plus Shares Net assets applicable to shares outstanding	$ 137,338,827	$ 101,392,110	$ —
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	137,338,123	101,392,156	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ —
Institutional Shares* Net assets applicable to shares outstanding	$ 80,345,481	$ —	$ 336,991,429
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	80,342,084	—	337,006,277
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ 1.00
Institutional Select Money Market Shares Net assets applicable to shares outstanding	$ 208	$ —	$ —
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	207	—	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ —

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of October 31, 2005 (Unaudited) (continued)
	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Tax-Exempt Cash Managed Shares Net assets applicable to shares outstanding	$ —	$ —	$ 404,712,373
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	—	—	404,712,068
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ —	$ —	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 3,563,257,189	$ 1,840,918,930	$ 118,502,909
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	3,563,109,421	1,840,906,030	118,502,238
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00
Premium Reserve Money Market Shares Net assets applicable to shares outstanding	$ 402,114,469	$ —	$ —
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	402,028,573	—	—
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ —	$ —
Service Shares Net assets applicable to shares outstanding	$ 838,281,995	$ 43,839,094	$ 20,724,450
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	838,278,154	43,838,593	20,723,394
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00

* Institutional Money Market Shares of the Money Market Portfolio and Scudder Tax-Exempt Cash Institutional Shares of the Tax-Exempt Portfolio.

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended October 31, 2005 (Unaudited)
Investment Income	Money Market Portfolio	Government & Agency Securities Portfolio	Tax-Exempt Portfolio
Income: Interest	$ 95,735,727	$ 37,459,910	$ 12,690,710
Expenses: Management fee	4,434,230	1,776,921	806,474
Services to shareholders	7,323,187	3,280,586	440,185
Custodian fees	126,111	35,328	19,932
Distribution service fees	13,727,475	5,532,696	872,011
Auditing	34,656	29,314	27,717
Legal	47,314	33,006	40,350
Trustees' fees and expenses	40,106	35,940	19,707
Reports to shareholders	155,685	134,865	25,583
Registration fees	55,273	66,639	30,147
Other	64,505	29,733	24,304
Total expenses, before expense reductions	26,008,542	10,955,028	2,306,410
Expense reductions	(237,785)	(129,120)	(23,779)
Total expenses, after expense reductions	25,770,757	10,825,908	2,282,631
Net investment income	69,964,970	26,634,002	10,408,079
Net realized gain (loss) on investment transactions	35,262	—	29,341
Net increase (decrease) in net assets resulting from operations	$ 70,000,232	$ 26,634,002	$ 10,437,420

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Money Market Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2005 (Unaudited)	Year Ended April 30, 2005
Operations: Net investment income	$ 69,964,970	$ 39,605,387
Net realized gain (loss) on investment transactions	35,262	1,874
Net increase in net assets resulting from operations	70,000,232	39,607,261
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(7,494,719)	—
Capital Assets Funds Preferred Shares	(2,800)	—
Davidson Cash Equivalent Shares	(4,174,739)	(2,426,184)
Davidson Cash Equivalent Plus Shares	(1,572,662)	(860,296)
Institutional Money Market Shares	(1,350,478)	(1,599,818)
Institutional Select Money Market Shares	(6)	(21)
Premier Money Market Shares	(42,972,549)	(30,622,657)
Premium Reserve Money Market Shares	(4,712,663)	(4,091,309)
Service Shares	(7,684,303)	(4,876)
Portfolio share transactions: Proceeds from shares sold	4,202,036,705	3,693,493,597
Reinvestment of distributions	68,899,124	38,220,516
Cost of shares redeemed	(2,310,785,675)	(2,812,299,102)
Net increase (decrease) in net assets from Fund share transactions	1,960,150,154	919,415,011
Increase (decrease) in net assets	1,960,185,467	919,417,111
Net assets at beginning of period	4,208,524,697	3,289,107,586
Net assets at end of period (Including undistributed net investment income of $107,800 and $107,749, respectively)	$ 6,168,710,164	$ 4,208,524,697

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	Government & Agency Securities Portfolio		Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Six Months Ended October 31, 2005 (Unaudited)	Year Ended April 30, 2005	Six Months Ended October 31, 2005 (Unaudited)	Year Ended April 30, 2005
Operations: Net investment income	$ 26,634,002	$ 16,868,837	$ 10,408,079	$ 12,870,413
Net realized gain (loss) on investment transactions	—	(632)	29,341	(31,164)
Net increase from payments by affiliates and net gains realized on the disposal of investments in violation of restrictions	—	—	—	5,041
Net increase in net assets resulting from operations	26,634,002	16,868,205	10,437,420	12,844,290
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(575,892)	—	(157,040)	—
Davidson Cash Equivalent Shares	(2,824,818)	(1,770,855)	(340,923)	(185,447)
Davidson Cash Equivalent Plus Shares	(1,334,811)	(664,293)	—	—
Scudder Tax-Exempt Cash Institutional Shares	—	—	(4,428,653)	(6,945,982)
Tax-Exempt Cash Managed Shares	—	—	(4,316,490)	(5,201,247)
Premier Money Market Shares	(21,538,041)	(14,432,125)	(929,990)	(778,626)
Service Shares*	(360,476)	(1,805)	(216)	(1,175)
Service Shares**	—	—	(233,667)	—
Portfolio share transactions: Proceeds from shares sold	938,601,226	1,494,650,195	2,107,107,182	4,462,777,205
Reinvestment of distributions	26,744,290	16,753,829	3,389,471	3,220,556
Cost of shares redeemed	(814,229,897)	(949,893,541)	(2,141,647,464)	(4,403,612,919)
Net increase (decrease) in net assets from Fund share transactions	151,115,619	561,510,483	(31,150,811)	62,384,842
Increase (decrease) in net assets	151,115,583	561,509,610	(31,120,370)	62,116,655
Net assets at beginning of period	2,117,036,583	1,555,526,973	984,502,442	922,385,787

Net assets at end of period (including undistributed net investment income of $12,020 and $12,056, respectively, for the Government & Agency Securities Portfolio and undistributed net investment income of $7,327 and $6,227, respectively, for the Tax-Exempt Portfolio)

	$ 2,268,152,166	$ 2,117,036,583	$ 953,382,072	$ 984,502,442

* The Tax-Exempt Service Shares liquidated on June 1, 2005.

** Formerly known as Service Shares II.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio — Service Shares

Years Ended April 30,	2005[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.012	.008	.0009	.005	.02	.05
Less distributions from net investment income	(.012)	(.008)	(.0009)	(.005)	(.02)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.24b**	.82[b]	.10[b]	.53	2.02[b]	5.52[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	838.4		1	2	6,753	7,630
Ratio of expenses before expense reductions (%)	1.03*	1.07	1.05	1.20	1.18	1.11[c]
Ratio of expenses after expense reductions (%)	1.00*	1.05	1.05	1.20	1.06	1.01[c]
Ratio of net investment income (%)	2.47*	.89	.11	.52	2.00	5.37

Government & Agency Securities Portfolio — Service Shares

Years Ended April 30,	2005[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.012	.006	.0007	.006	.02	.05
Less distributions from net investment income	(.012)	(.006)	(.0007)	(.006)	(.02)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.23b**	.64[b]	.07[b]	.57	1.91[b]	5.41[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	44.3		.4	1	418	534
Ratio of expenses before expense reductions (%)	1.04*	1.32	1.31	1.07	1.05	1.10[d]
Ratio of expenses after expense reductions (%)	1.00*	1.24	1.06	1.07	1.05	1.01[d]
Ratio of net investment income (%)	2.42*	.66	.07	.58	1.90	5.27

a For the six months ended October 31, 2005 (Unaudited).

b Total return would have been lower had certain expenses not been reduced.

c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.09% and 1.00%, respectively.

d The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.08% and 1.00%, respectively.

* Annualized

** Not annualized

Tax-Exempt Portfolio — Service Shares

Years Ended April 30,	2005[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00
Net investment income	.007
Less distributions from net investment income	(.007)
Net asset value, end of period	$ 1.00
Total Return (%)	.69b**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21
Ratio of expenses before expense reductions (%)	1.06*
Ratio of expenses after expense reductions (%)	1.00*
Ratio of net investment income (%)	1.50*

a For the period from May 18, 2005 (inception date) to October 31, 2005 (Unaudited).

b Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios").

Money Market Portfolio offers nine classes of shares: Capital Assets Funds Shares (commencement of operations May 13, 2005), Capital Assets Funds Preferred Shares (commencement of operations May 23, 2005), Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares, Institutional Select Money Market Shares, Premier Money Market Shares, Premium Reserve Money Market Shares and Service Shares.

Government & Agency Securities Portfolio offers five classes of shares: Capital Assets Funds Shares (commencement of operations May 13, 2005), Davidson Cash Equivalent Shares, Davidson Cash Equivalent Plus Shares, Premier Money Market Shares and Service Shares.

Tax-Exempt Portfolio offers six classes of shares: Capital Assets Funds Shares (commencement of operations May 13, 2005), Davidson Cash Equivalent Shares, Scudder Tax-Exempt Cash Institutional Shares, Scudder Tax-Exempt Cash Managed Shares, Premier Money Market Shares and Service Shares (commencement of operations May 13, 2005). Effective June 1, 2005, shares of the Service Shares were liquidated. On July 25, 2005, Service Shares II was renamed Service Shares.

The financial highlights for the Capital Assets Funds Shares, Davidson Cash Equivalent Shares and Premier Money Market Shares of each Portfolio, the Capital Assets Funds Preferred Shares, Davidson Cash Equivalent Plus Shares, Institutional Money Market Shares, Institutional Select Money Market Shares, Premium Reserve Money Market Shares of the Money Market Portfolio, the Davidson Cash Equivalent Plus Shares of the Government & Agency Securities Portfolio, the Scudder Tax-Exempt Cash Institutional Shares, and Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio are provided separately and are available upon request.

Each Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolios have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolios' claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

At April 30, 2005, the Money Market Portfolio utilized approximately $1,874 of its capital loss carryforward. At April 30, 2005, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately ($786,000) which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2010, the expiration date, whichever occurs first.

At April 30, 2005, the Government & Agency Securities Portfolio had a net tax basis capital loss carryforward of approximately ($600) which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2013, the expiration date, whichever occurs first.

At April 30, 2005, the Tax-Exempt Portfolio had a net tax basis capital loss carryforward of approximately ($34,000) which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2012 ($7,900) and April 30, 2013 ($26,100), the respective expiration dates, whichever occurs first.

Distribution of Income. Net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolios.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolios may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement, Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to 1/12 of the annual rate of 0.22% of the first $500,000,000 of the Portfolios' combined average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended October 31, 2005, the Portfolios incurred management fees equivalent to the following annualized effective rates of each Portfolio's average daily net assets:

Portfolio	Annualized Effective Rate (%)
Money Market Portfolio	.16
Government & Agency Securities Portfolio	.16
Tax-Exempt Portfolio	.16

The Advisor and certain of its subsidiaries have voluntarily agreed to maintain the annualized expenses at 0.95%, 0.95% and 0.85% of the Davidson Cash Equivalent Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, 0.80% and 0.80% of the Davidson Cash Equivalent Plus Shares of the Money Market Portfolio and Government & Agency Securities Portfolio, respectively, 0.20% of the Institutional Select Money Market Shares of the Money Market Portfolio and 0.25% of the Institutional Money Market Shares of the Money Market Portfolio for the six months ended October 31, 2005. The Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses at 1.00% of the Service Shares of the Money Market Portfolio and Government & Agency Securities Portfolio for the six months ended October 31, 2005. Effective May 13, 2005 through July 31, 2006, the Advisor has contractually agreed to waive all or a portion of its Management Fee and reimburse or pay operating expenses at 1.00% of the Capital Assets Funds Shares of the Money Market Portfolio, Government & Agency Portfolio and Tax-Exempt Portfolio and 0.60% of the Capital Assets Funds Preferred Shares of the Money Market Portfolio. Effective May 13, 2005 through July 31, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses at 1.00% of the Service Shares of the Tax-Exempt Portfolio. Certain expenses such as taxes, brokerage and interest expense are excluded from the expense limitation.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Trust. For the six months ended October 31, 2005, the amounts charged to the Portfolios by SISC were as follows:

Portfolio	Total Aggregated	Waived	Unpaid at October 31, 2005
Money Market Portfolio:
Capital Assets Funds Shares	$ 721,556	$ 38,234	$ 323,161
Capital Assets Funds Preferred Shares	148	33	58
Davidson Cash Equivalent Shares	433,085	78,358	115,256
Davidson Cash Equivalent Plus Shares	100,000	4,035	34,162
Institutional Money Market Shares	5,838	—	823
Premier Money Market Shares	4,960,130	—	1,596,566
Premium Reserve Money Market Shares	180,302	—	76,154
Service Shares	734,341	93,730	281,826
Government & Agency Securities Portfolio:
Capital Assets Funds Shares	$ 56,444	$ 6,282	$ 23,589
Davidson Cash Equivalent Shares	324,656	94,871	77,512
Davidson Cash Equivalent Plus Shares	87,193	10,552	23,823
Premier Money Market Shares	2,741,813	—	880,123
Service Shares	34,484	5,792	9,945
Tax-Exempt Portfolio:
Capital Assets Funds Shares	$ 26,266	$ 2,926	$ 10,147
Davidson Cash Equivalent Shares	24,058	4,997	10,713
Scudder Tax-Exempt Cash Institutional Shares	5,761	—	983
Tax-Exempt Cash Managed Shares	174,576	—	74,922
Premier Money Market Shares	162,755	—	43,354
Service Shares*	29	—	23
Service Shares**	40,370	8,926	15,320

* Liquidated on June 1, 2005.

** Formerly known as Service Shares II.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. SISC compensates DST out of the shareholder servicing fee it receives from the Portfolios.

Distribution Service Agreement. The Trust has a distribution service agreement with Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor. For its services as primary distributor, the Trust pays SDI an annual fee ("Distribution Fee") of 0.33% of average daily net assets for the Capital Assets Funds Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, 0.20% of average daily net assets for the Capital Assets Funds Preferred Shares of the Money Market Portfolio, 0.30% of the average daily net assets of the Davidson Cash Equivalent Shares of each Portfolio, 0.25% of the average daily net assets of the Davidson Cash Equivalent Plus Shares of the Money Market Portfolio and Government & Agency Securities Portfolio, 0.60%, 0.60% and 0.50% of average daily net assets for the Service Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, 0.25% of average daily net assets for the Premier Money Market Shares of the Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio, respectively, up to 0.075% (currently 0.01%) of the average daily net assets for the Institutional Money Market Shares of the Money Market Portfolio and 0.60% of the average daily net assets of the Service Shares.

For the six months ended October 31, 2005, the Distribution Fee was as follows:

Portfolio	Distribution Fee	Unpaid at October 31, 2005
Money Market Portfolio:
Capital Assets Funds Shares	$ 952,455	$ 260,574
Capital Assets Funds Preferred Shares	196	—
Davidson Cash Equivalent Shares	499,714	88,698
Davidson Cash Equivalent Plus Shares	147,058	29,197
Institutional Money Market Shares	4,155	818
Premier Money Market Shares	4,332,026	757,172
Service Shares	1,792,332	413,286
Government & Agency Securities Portfolio:
Capital Assets Funds Shares	$ 74,422	$ 16,498
Davidson Cash Equivalent Shares	343,330	57,793
Davidson Cash Equivalent Plus Shares	127,023	21,396
Premier Money Market Shares	2,229,142	395,925
Service Shares	85,530	19,304
Tax-Exempt Portfolio:
Capital Assets Funds Shares	$ 34,671	$ 7,391
Davidson Cash Equivalent Shares	60,398	12,704
Premier Money Market Shares	149,447	26,815
Service Shares*	59	3
Service Shares**	93,163	17,532

* Liquidated on June 1, 2005.

** Formerly known as Service Shares II.

In addition, SDI provides information and administrative services to the Capital Assets Funds Shares of each Portfolio, the Capital Assets Funds Preferred Shares of the Money Market Portfolio, the Davidson Cash Equivalent Shares of each Portfolio, the Davidson Cash Equivalent Plus Shares of the Money Market Portfolio and Government & Agency Securities Portfolio, the Premier Money Market Shares of each Portfolio, the Premium Reserve Money Market Shares and the Institutional Money Market Shares of the Money Market Portfolio and the Scudder Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio which pay SDI a fee ("Service Fee") as follows:

The Capital Assets Funds Shares of each Portfolio pay SDI an annual fee of 0.25% of the average daily net assets. The Capital Assets Funds Preferred Shares of the Money Market Portfolio pay SDI and annual fee of 0.10% of the average daily net assets. The Davidson Cash Equivalent Shares of each Portfolio pay SDI an annual fee of 0.25% of average daily net assets. The Davidson Cash Equivalent Plus Shares of the Money Market Portfolio and Government & Agency Securities Portfolio pay SDI an annual fee of 0.20% of average daily net assets. The Premier Money Market Shares of each Portfolio pay SDI an annual fee of 0.25% of average daily net assets. The Premium Reserve Money Market Shares of the Money Market Portfolio pay SDI an annual fee of 0.25% of average daily net assets. The Institutional Money Market Shares of the Money Market Portfolio pay SDI an annual fee of up to 0.075% (currently 0.01%) of average daily net assets. The Scudder Tax-Exempt Cash Managed Shares of the Tax-Exempt Portfolio pay SDI an annual fee of up to 0.25% (currently 0.15%) of average daily net assets. A portion of these fees may be paid pursuant to a Rule 12b-1 Plan.

For the six months ended October 31, 2005, the Service Fee was as follows:

Portfolio	Service Fee	Unpaid at October 31, 2005
Money Market Portfolio:
Capital Assets Funds Shares	$ 721,556	$ 191,532
Capital Assets Funds Preferred Shares	98	1
Davidson Cash Equivalent Shares	416,429	73,516
Davidson Cash Equivalent Plus Shares	117,647	23,491
Institutional Money Market Shares	4,193	864
Premier Money Market Shares	4,335,780	745,421
Premium Reserve Money Market Shares	403,836	76,884
Government & Agency Securities Portfolio:
Capital Assets Funds Shares	$ 56,380	$ 12,500
Davidson Cash Equivalent Shares	286,108	51,275
Davidson Cash Equivalent Plus Shares	101,618	17,155
Premier Money Market Shares	2,229,143	399,735
Tax-Exempt Portfolio:
Capital Assets Funds Shares	$ 26,266	$ 5,599
Davidson Cash Equivalent Shares	50,332	10,429
Tax-Exempt Cash Managed Shares	308,228	53,303
Premier Money Market Shares	149,447	25,045

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and regulatory filing services to the Portfolio. For the six months ended October 31, 2005, the amounts charged to the Portfolio by DeIM included in the reports to shareholders were as follows:

Portfolio	Total Aggregated	Unpaid at October 31, 2005
Money Market Portfolio	$ 30,350	$ 14,480
Government & Agency Securities Portfolio	$ 13,430	$ 7,880
Tax-Exempt Portfolio	$ 24,170	$ 14,240

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Reductions

For the six months ended October 31, 2005, the Advisor has agreed to reimburse the Trust the following amounts, which represent a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider:

Portfolio	Amount ($)
Money Market Portfolio	23,142
Government & Agency Securities Portfolio	11,305
Tax-Exempt Portfolio	6,517

In addition, the Trust has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the six months ended October 31, 2005, the Money Market Portfolio's, Government & Agency Securities Portfolio's and Tax-Exempt Portfolio's custody fees were reduced as follows:

Portfolio	Amount ($)
Money Market Portfolio	253
Government & Agency Securities Portfolio	318
Tax-Exempt Portfolio	413

4. Line of Credit

The Trust and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolios:

Money Market Portfolio	Six Months Ended October 31, 2005		Year Ended April 30, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	1,049,112,581	$ 1,049,112,581	—	$ —
Capital Assets Funds Preferred Shares**	1,933,930	1,933,930	—	—
Davidson Cash Equivalent Shares	211,235,055	211,235,055	482,713,708***	482,713,708***
Davidson Cash Equivalent Plus Shares	153,821,597	153,821,597	175,333,419****	175,333,419****
Institutional Money Market Shares	164,778,230	164,778,230	284,068,975	284,068,975
Institutional Select Money Market Shares	—	—	—	—
Premier Money Market Shares	1,070,249,378	1,070,249,378	2,099,220,930	2,099,220,930
Premium Reserve Money Market Shares	326,899,974	326,899,974	649,802,859	649,802,859
Service Shares	1,224,005,960	1,224,005,960	2,353,706	2,353,706
		$ 4,202,036,705		$ 3,693,493,597
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	7,242,875	$ 7,242,875	—	$ —
Capital Assets Funds Preferred Shares**	2,780	2,780	—	—
Davidson Cash Equivalent Shares	4,192,520	4,192,520	2,408,404***	2,408,404***
Davidson Cash Equivalent Plus Shares	1,579,250	1,579,250	853,710****	853,710****
Institutional Money Market Shares	1,352,287	1,352,287	1,580,498	1,580,498
Institutional Select Money Market Shares	—	—	21	21
Premier Money Market Shares	43,156,969	43,156,969	30,412,821	30,412,821
Premium Reserve Money Market Shares	3,688,208	3,688,208	2,960,491	2,960,491
Service Shares	7,684,235	7,684,235	4,571	4,571
		$ 68,899,124		$ 38,220,516
Shares redeemed
Capital Assets Funds Shares*	(254,480,676)	$ (254,480,676)	—	$ —
Capital Assets Funds Preferred Shares**	(1,817,582)	(1,817,582)	—	—
Davidson Cash Equivalent Shares	(186,382,874)	(186,382,874)	(168,795,573)***	(168,795,573)***
Davidson Cash Equivalent Plus Shares	(127,176,150)	(127,176,150)	(67,073,703)****	(67,073,703)****
Institutional Money Market Shares	(160,437,747)	(160,437,747)	(316,541,585)	(316,541,585)
Institutional Select Money Market Shares	(1,034)	(1,034)	—	—
Premier Money Market Shares	(931,074,084)	(931,074,084)	(1,673,996,930)	(1,673,996,930)
Premium Reserve Money Market Shares	(255,568,610)	(255,568,610)	(582,814,600)	(582,814,600)
Service Shares	(393,846,918)	(393,846,918)	(3,076,711)	(3,076,711)
		$ (2,310,785,675)		$ (2,812,299,102)
Net increase (decrease)
Capital Assets Funds Shares*	801,874,780	$ 801,874,780	—	$ —
Capital Assets Funds Preferred Shares**	119,128	119,128	—	—
Davidson Cash Equivalent Shares	29,044,701	29,044,701	316,326,539***	316,326,539***
Davidson Cash Equivalent Plus Shares	28,224,697	28,224,697	109,113,426****	109,113,426****
Institutional Money Market Shares	5,692,770	5,692,770	(30,892,112)	(30,892,112)
Institutional Select Money Market Shares	(1,034)	(1,034)	21	21
Premier Money Market Shares	182,332,263	182,332,263	455,636,821	455,636,821
Premium Reserve Money Market Shares	75,019,572	75,019,572	69,948,750	69,948,750
Service Shares	837,843,277	837,843,277	(718,434)	(718,434)
		$ 1,960,150,154		$ 919,415,011

* For the period from May 13, 2005 (commencement of operations) to October 31, 2005.

** For the period from May 23, 2005 (commencement of operations) to October 31, 2005.

*** For the period from September 27, 2004 (commencement of operations) to April 30, 2005.

****For the period from September 28, 2004 (commencement of operations) to April 30, 2005.

Government & Agency Securities Portfolio	Six Months Ended October 31, 2005		Year Ended April 30, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	133,214,568	$ 133,214,568	—	$ —
Davidson Cash Equivalent Shares	144,201,349	144,201,349	356,890,282**	356,890,282**
Davidson Cash Equivalent Plus Shares	96,567,454	96,567,454	152,302,992***	152,302,992***
Premier Money Market Shares	412,792,716	412,792,716	985,131,618	985,131,617
Service Shares	151,825,139	151,825,139	325,304	325,304
		$ 938,601,226		$ 1,494,650,195
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	575,892	$ 575,892	—	$ —
Davidson Cash Equivalent Shares	2,837,354	2,837,354	1,758,319**	1,758,319**
Davidson Cash Equivalent Plus Shares	1,339,831	1,339,831	659,273***	659,273***
Premier Money Market Shares	21,630,744	21,630,744	14,334,474	14,334,474
Service Shares	360,469	360,469	1,763	1,763
		$ 26,744,290		$ 16,753,829
Shares redeemed
Capital Assets Funds Shares*	(75,969,936)	$ (75,969,936)	—	$ —
Davidson Cash Equivalent Shares	(154,125,455)	(154,125,455)	(127,380,314)**	(127,380,314)**
Davidson Cash Equivalent Plus Shares	(82,195,294)	(82,195,294)	(67,282,100)***	(67,282,100)***
Premier Money Market Shares	(393,248,082)	(393,248,082)	(754,831,386)	(754,831,386)
Service Shares	(108,691,130)	(108,691,130)	(399,741)	(399,741)
		$ (814,229,897)		$ (949,893,541)
Net increase (decrease)
Capital Assets Funds Shares*	57,820,524	$ 57,820,524	—	$ —
Davidson Cash Equivalent Shares	(7,086,752)	(7,086,752)	231,268,287**	231,268,287**
Davidson Cash Equivalent Plus Shares	15,711,991	15,711,991	85,680,165***	85,680,165***
Premier Money Market Shares	41,175,378	41,175,378	244,634,706	244,634,705
Service Shares	43,494,478	43,494,478	(72,674)	(72,674)
		$ 151,115,619		$ 561,510,483

* For the period from May 13, 2005 (commencement of operations) to October 31, 2005.

** For the period from September 27, 2004 (commencement of operations) to April 30, 2005.

***For the period from October 4, 2004 (commencement of operations) to April 30, 2005.

Tax-Exempt Portfolio	Six Months Ended October 31, 2005		Year Ended April 30, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares*	41,536,516	$ 41,536,516	—	$ —
Davidson Cash Equivalent Shares	62,176,270	62,176,270	71,532,662**	71,532,662**
Scudder Tax-Exempt Cash Institutional Shares	1,279,951,831	1,279,951,831	2,776,213,754	2,776,213,754
Tax-Exempt Cash Managed Shares	386,952,112	386,952,112	1,171,502,649	1,171,503,395
Premier Money Market Shares	185,092,722	185,092,722	443,434,434	443,434,434
Service Shares***	—	—	92,960	92,960
Service Shares****	151,397,731	151,397,731	—	—
		$ 2,107,107,182		$ 4,462,777,205
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares*	157,041	$ 157,041	—	$ —
Davidson Cash Equivalent Shares	342,690	342,690	183,681**	183,681**
Scudder Tax-Exempt Cash Institutional Shares	1,707,506	1,707,506	2,252,835	2,252,835
Tax-Exempt Cash Managed Shares	12,983	12,983	36,140	36,140
Premier Money Market Shares	935,370	935,370	746,756	746,756
Service Shares***	216	216	1,144	1,144
Service Shares****	233,665	233,665	—	—
		$ 3,389,471		$ 3,220,556
Shares redeemed
Capital Assets Funds Shares*	(15,454,637)	$ (15,454,637)	—	$ —
Davidson Cash Equivalent Shares	(49,938,569)	(49,938,569)	(38,088,155)**	(38,088,155)**
Scudder Tax-Exempt Cash Institutional Shares	(1,357,220,596)	(1,357,220,596)	(2,696,864,747)	(2,696,864,747)
Tax-Exempt Cash Managed Shares	(399,735,529)	(399,735,529)	(1,170,764,269)	(1,170,764,269)
Premier Money Market Shares	(188,255,149)	(188,255,149)	(497,782,264)	(497,782,264)
Service Shares***	(134,982)	(134,982)	(113,484)	(113,484)
Service Shares****	(130,908,002)	(130,908,002)	—	—
		$ (2,141,647,464)		$ (4,403,612,919)
Net increase (decrease)
Capital Assets Funds Shares*	26,238,920	$ 26,238,920	—	$ —
Davidson Cash Equivalent Shares	12,580,391	12,580,391	33,628,188**	33,628,188**
Scudder Tax-Exempt Cash Institutional Shares	(75,561,259)	(75,561,259)	81,601,842	81,601,842
Tax-Exempt Cash Managed Shares	(12,770,434)	(12,770,434)	774,520	775,266
Premier Money Market Shares	(2,227,057)	(2,227,057)	(53,601,074)	(53,601,074)
Service Shares***	(134,766)	(134,766)	(19,380)	(19,380)
Service Shares****	20,723,394	20,723,394	—	—
		$ (31,150,811)		$ 62,384,842

* For the period from May 13, 2005 (commencement of operations) to October 31, 2005.

** For the period from September 28, 2004 (commencement of operations) to April 30, 2005.

*** Effective June 1, 2005, shares of the Service Shares were liquidated.

**** For the period from May 13, 2005 (commencement of operations) to October 31, 2005. Formerly known as Service Shares II.

6. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. The funds' advisors have been cooperating in connection with these inquiries and are in discussions with these regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Based on currently available information, however, the funds' investment advisors believe the likelihood that the pending lawsuits and any regulatory settlements will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Management Agreement Approval

MONEY MARKET PORTFOLIO

The Board of Trustees, including the Independent Trustees, approved the renewal of your Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2005. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. The Board also received extensive information throughout the year regarding performance and operating results of the Portfolio. After their review of the information received, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Portfolio since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio. The Board considered, generally, that shareholders invested in the Portfolio, or approved the investment management agreement for the Portfolio, knowing that the Advisor managed the Portfolio and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Portfolio with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Portfolio's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer group performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Portfolio's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Portfolio's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Portfolio's management fee rate, operating expenses and total expense ratios, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. ("Lipper"). For purposes of this comparison, the Board relied on historical data compiled by Lipper for the peer funds and the Advisor's estimate of current expenses for the Portfolio. The information provided to the Board showed that the Portfolio's management fee rate was below the median of the peer group, and that the Portfolio's total expense ratio was below the median of the peer universe for Institutional Shares, Institutional Select Shares, Premium Reserve Money Market Shares, Davidson Cash Equivalent Plus Shares and Capital Assets Funds Preferred Shares, above the median but below the fourth quartile of the peer universe for Capital Assets Funds Shares, Premier Money Market Shares and Davidson Cash Equivalent Shares, and in the fourth quartile of the peer universe for Service Shares. The Board examined the total expense ratio less 12b-1 plan expenses for Service Shares and noted that such expense ratio was below the fourth quartile. The Board also considered the Portfolio's management fee rates as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds and for similarly managed institutional accounts. With respect to institutional accounts, the Board noted that (i) both the mix of services provided and the level of responsibility required under the Agreement were significantly greater as compared to the Advisor's obligations for similarly managed institutional accounts; and (ii) the management fees of institutional accounts are less relevant to the Board's consideration because they reflect significantly different competitive forces than those in the mutual fund marketplace. With respect to other comparable Scudder Funds, the Board considered differences in fund and fee structures among the various legacy organizations. The Board took into account the Advisor's contractual commitment to cap total expenses for Service Shares, Capital Assets Funds Shares and Capital Assets Funds Preferred Shares through July 31, 2006, as well as that the Advisor historically voluntarily capped expenses for the Portfolio.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that although the Portfolio's total expense ratios for Premier Money Market Shares, Service Shares, Davidson Cash Equivalent Shares and Capital Assets Funds Shares were above the median of the peer universe, such ratios were within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of the services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the Scudder Funds, as well as estimates of the pre-tax profits attributable to managing the Portfolio in particular. The Board also received information regarding the estimated enterprise-wide profitability of the Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Portfolio. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DeIM in connection with the management of the Portfolio were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and whether the Portfolio benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Portfolio. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with the shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including fees received by the Advisor for administrative services provided to the Portfolio and fees received by an affiliate of the Advisor for distribution services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding ongoing inquiries of the Advisor regarding market timing, late trading, and other matters by federal and state regulators and private lawsuits on related topics. Among other matters, the Board considered the Advisor's commitment to indemnify the Scudder Funds against regulatory actions or lawsuits arising from such inquiries. The Board also considered management's representation that such actions will not materially impact the Advisor's ability to perform under the Agreement or materially impact the Portfolio.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Portfolio. No single factor was determinative in the Board's analysis.

GOVERNMENT & AGENCY SECURITIES PORTFOLIO

The Board of Trustees, including the Independent Trustees, approved the renewal of your Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2005. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. The Board also received extensive information throughout the year regarding performance and operating results of the Portfolio. After their review of the information received, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Portfolio since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio. The Board considered, generally, that shareholders invested in the Portfolio, or approved the investment management agreement for the Portfolio, knowing that the Advisor managed the Portfolio and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Portfolio with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Portfolio's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer group performance measures, focusing, for this purpose, primarily on the gross performance. The Board considered whether investment results were consistent with the Portfolio's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Portfolio's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Portfolio's management fee rate, operating expenses and total expense ratios, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. ("Lipper"). For purposes of this comparison, the Board relied on historical data compiled by Lipper for the peer funds and the Advisor's estimate of current expenses for the Portfolio. The information provided to the Board showed that the Portfolio's management fee rate was below the median of the peer group, and that the Portfolio's total expense ratio was above the median of the peer universe for Premier Money Market Shares, Service Shares, Capital Assets Funds Shares and Davidson Cash Equivalent Shares and below the median of the peer universe for Davidson Cash Equivalent Plus Shares. The Board examined the total expense ratios for Premier Money Market Shares, Service Shares, Capital Assets Funds Shares and Davidson Cash Equivalent Shares less 12b-1 plan expenses and administrative service fees and noted that the expense ratios were below the fourth quartile for Premier Money Market Shares, Service Shares, Capital Assets Funds Shares and Davidson Cash Equivalent Shares. The Board also considered the Portfolio's management fee rates as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds. With respect to other comparable Scudder Funds, the Board considered differences in fund and fee structures among the various legacy organizations. The Board took into account the Advisor's contractual commitment to cap total expenses for Service Shares and Capital Assets Funds Shares through July 31, 2006, as well as that the Advisor historically voluntarily capped expenses for the Portfolio.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that although the Portfolio's total expense ratios for Premier Money Market Shares, Service Shares, Capital Assets Funds Shares and Davidson Cash Equivalent Shares were above the median of the peer universe, such ratios were within an acceptable range of the peer universe and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the Scudder Funds, as well as estimates of the pre-tax profits attributable to managing the Portfolio in particular. The Board also received information regarding the estimated enterprise-wide profitability of the Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Portfolio. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DeIM in connection with the management of the Portfolio were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and whether the Portfolio benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Portfolio. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with the shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including fees received by the Advisor for administrative services provided to the Portfolio and fees received by an affiliate of the Advisor for distribution services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding ongoing inquiries of the Advisor regarding market timing, late trading, and other matters by federal and state regulators and private lawsuits on related topics. Among other matters, the Board considered the Advisor's commitment to indemnify the Scudder Funds against regulatory actions or lawsuits arising from such inquiries. The Board also considered management's representation that such actions will not materially impact the Advisor's ability to perform under the Agreement or materially impact the Portfolio.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Portfolio. No single factor was determinative in the Board's analysis.

TAX-EXEMPT PORTFOLIO

The Board of Trustees, including the Independent Trustees, approved the renewal of your Portfolio's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") in September 2005. As part of its review process, the Board requested and evaluated all information it deemed reasonably necessary to evaluate the Agreement. Over the course of several months, the Contract Review Committee, in coordination with the Fixed-Income Oversight Committee and the Operations Committee of the Board, reviewed comprehensive materials received from the Advisor, independent third parties and independent counsel. The Board also received extensive information throughout the year regarding performance and operating results of the Portfolio. After their review of the information received, the Committees presented their findings and recommendations to the Independent Trustees as a group. The Independent Trustees then reviewed the Committees' findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the various Committees and the Board considered the factors discussed below, among others. The Board also considered that the Advisor and its predecessors have managed the Portfolio since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio. The Board considered, generally, that shareholders invested in the Portfolio, or approved the investment management agreement for the Portfolio, knowing that the Advisor managed the Portfolio and knowing the investment management fee schedule. In connection with recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business, which resulted in turnover of senior management and other personnel of the Advisor, the Board considered Deutsche Bank's commitment that it will devote to the Advisor and its affiliates all attention and resources that are necessary to provide the Portfolio with top-quality investment management and shareholder, administrative and product distribution services.

Nature, Quality and Extent of Services. The Board considered the nature, extent and quality of services provided under the Agreement, including portfolio management services and administrative services. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor. The Board reviewed the Portfolio's gross and net performance over short-term and long-term periods and compared those returns to various agreed-upon peer group performance measures, focusing, for this purpose, primarily on gross performance. The Board considered whether investment results were consistent with the Portfolio's investment objective and policies. The Board also noted that it has put a process into place of identifying "Focus Funds" (e.g., funds performing poorly relative to their peer group), and receives more frequent reporting and information from the Advisor regarding such funds, along with the Advisor's remedial plans to address underperformance. The Board believes this process is an effective manner of addressing poorly performing funds at this time.

On the basis of this evaluation and the ongoing review of investment results by the Fixed-Income Oversight Committee, the Board concluded that the nature, quality and extent of services provided by the Advisor historically have been and continue to be satisfactory, and that the Portfolio's gross performance over time was satisfactory.

Fees and Expenses. The Board considered the Portfolio's management fee rate, operating expenses and total expense ratios, and compared management fees to a peer group and total expenses to a broader peer universe based on information and data supplied by Lipper Inc. ("Lipper"). For purposes of this comparison, the Board relied on historical data compiled by Lipper for the peer funds and the Advisor's estimate of current expenses for the Portfolio. The information provided to the Board showed that the Portfolio's management fee rate was above the median but below the fourth quartile of the peer group, and that the Portfolio's total expense ratio was below the median of the peer universe for Institutional Shares, above the median but below the fourth quartile of the peer universe for Managed Shares, Premier Money Market Shares and Davidson Cash Equivalent Shares, and in the fourth quartile for Service Shares and Capital Assets Funds Shares. The Board examined the total expense ratio less 12b-1 plan expenses for Service Shares and the total expense ratio less 12b-1 plan expenses and administrative service fees for Capital Assets Funds Shares and noted that the expense ratios were below the fourth quartile. The Board also considered the Portfolio's management fee rate as compared to fees charged by the Advisor and certain of its affiliates for comparable mutual funds. With respect to other comparable Scudder Funds, the Board considered differences in fund and fee structures among the various legacy organizations. The Board took into account the Advisor's contractual commitment to cap total expenses for Service Shares and Capital Assets Funds Shares through July 31, 2006, as well as that the Advisor historically voluntarily capped expenses for the Portfolio.

Given that the estimates of current expenses provided to the Board for Service Shares, Capital Assets Funds Shares and Davidson Cash Equivalent Shares were impacted by voluntary waivers and/or current expense caps, the Board recommended that the Advisor extend the expense caps for Service Shares and Capital Assets Funds Shares through September 30, 2006, and make the voluntary waiver for Davidson Cash Equivalent Shares contractual through September 30, 2006. On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by the Advisor. The Board noted that, although the Portfolio's management fee rate was above the median of the peer group and the total expense ratios for Managed Shares, Premier Money Market Shares, Service Shares, Davidson Cash Equivalent Shares and Capital Assets Funds Shares were above the median of the peer universe, such ratios (after the recommended expense caps) were within an acceptable range of the peer group and peer universe, respectively, and consistent with reasonable expectations in light of the nature, quality and extent of services provided by the Advisor.

Profitability. The Board reviewed detailed information regarding revenues received by the Advisor under the Agreement. The Board considered the estimated costs and pre-tax profits realized by the Advisor from advising the Scudder Funds, as well as estimates of the pre-tax profits attributable to managing the Portfolio in particular. The Board also received information regarding the estimated enterprise-wide profitability of the Scudder organization with respect to all fund services in totality and by fund. The Board reviewed DeIM's methodology in allocating its costs to the management of the Portfolio. Although the Board noted the inherently subjective nature of any allocation methodology, the Board received an attestation report from an accounting firm affirming that the allocation methods were consistently applied and were based upon practices commonly used in the investment management industry. Based on the information provided, the Board concluded that the pre-tax profits realized by DeIM in connection with the management of the Portfolio were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and whether the Portfolio benefits from any economies of scale. The Board considered whether the management fee schedule under the Agreement is reasonable in relation to the asset size of the Portfolio. The Board noted that the management fee schedule included four breakpoints, designed to share economies of scale with the shareholders. The Board concluded that the management fee schedule, together with expense caps, reflects an appropriate level of sharing of any economies of scale.

Other Benefits to DeIM and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DeIM and its affiliates, including fees received by the Advisor for administrative services provided to the Portfolio and fees received by an affiliate of the Advisor for distribution services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Regulatory Matters. The Board also considered information regarding ongoing inquiries of the Advisor regarding market timing, late trading, and other matters by federal and state regulators and private lawsuits on related topics. Among other matters, the Board considered the Advisor's commitment to indemnify the Scudder Funds against regulatory actions or lawsuits arising from such inquiries. The Board also considered management's representation that such actions will not materially impact the Advisor's ability to perform under the Agreement or materially impact the Portfolio.

Based on all of the information considered and the conclusions reached, the Board (including a majority of the Independent Trustees) determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Portfolio. No single factor was determinative in the Board's analysis.

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2005

Notes

Notes

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Money Market Portfolio, a series of Cash
                                    Account Trust

By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               December 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Money Market Portfolio, a series of Cash
                                    Account Trust

By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               December 27, 2005

By:                                 /s/Paul Schubert
                                    ----------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               December 27, 2005

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                      Government & Agency Securities Portfolio, a
                                 series of Cash Account Trust

By:                              /s/Vincent J. Esposito
                                 ----------------------
                                 Vincent J. Esposito
                                 President

Date:                            December 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                      Government & Agency Securities Portfolio, a
                                 series of Cash Account Trust

By:                              /s/Vincent J. Esposito
                                 ----------------------
                                 Vincent J. Esposito
                                 President

Date:                            December 27, 2005

By:                              /s/Paul Schubert
                                 ----------------
                                 Paul Schubert
                                 Chief Financial Officer and Treasurer

Date:                            December 27, 2005

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                 Tax-Exempt Portfolio, a series of Cash Account Trust

By:                         /s/Vincent J. Esposito
                            ---------------------------
                            Vincent J. Esposito
                            President

Date:                       December 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                 Tax-Exempt Portfolio, a series of Cash Account Trust

By:                         /s/Vincent J. Esposito
                            ---------------------------
                            Vincent J. Esposito
                            President

Date:                       December 27, 2005

By:                         /s/Paul Schubert
                            ---------------------------
                            Paul Schubert
                            Chief Financial Officer and Treasurer

Date:                       December 27, 2005